Acquisitions (Tables)	12 Months Ended
May 31, 2021
The Simplicity Esports, LLC [Member]
Schedule of Aggregate Purchase Price	The aggregate purchase price consisted of the following:
Restricted stock consideration	6,090,000
Total	$6,090,000

Schedule of Fair Value of Assets Acquired

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired, and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	$6,090,000

PLAYLive Nation, Inc [Member]
Schedule of Aggregate Purchase Price	The aggregate purchase price consisted of the following:
Restricted stock consideration	1,440,000
Total	$1,440,000

Schedule of Fair Value of Assets Acquired

The following table summarizes the estimated fair value of the PLAYlive assets acquired and liabilities assumed at the date of acquisition:

Cash	26,000
Property, plant and equipment	10,000
Net deferred revenue	(115,000)
Customer relationships
Accounts payable and accrued liabilities	(4,000)
Goodwill	699,000
Trademarks	278,000
Customer contracts	546,000
Total	$1,440,000